As filed with the Securities and Exchange Commission on May 22, 2013

File Nos. 033-95472 and 811-09082

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933 [X]

Post-Effective Amendment No. 26 [X]

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 27 [X]

M FUND, INC.

(Exact Name of Registrant as Specified in Charter)

M Financial Plaza

1125 NW Couch Street, Suite 900

Portland, Oregon 97209

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (503) 232-6960

(Name and Address of Agent for Service)

Copies to:
JoNell Hermanson, President	Frederick R. Bellamy, Esquire
M Fund, Inc.	Sutherland, Asbill & Brennan LLP
M Financial Plaza	1275 Pennsylvania Avenue, N.W.
1125 NW Couch Street, Suite 900	Washington, D.C. 20004-2404
Portland, Oregon 97209

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on [date] pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (Date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (Date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Oregon on the 22nd day of May, 2013.

M FUND, INC.

By: /s/ JoNell Hermanson
JoNell Hermanson
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 22, 2013.

Signature	Title

/s/ JoNell Hermanson	President
JoNell Hermanson	(Principal Executive Officer)

/s/ David Lees	Secretary and Treasurer
David Lees	(Principal Financial and Accounting Officer)

/s/ Peter W. Mullin*	Director
Peter W. Mullin

/s/ Neil E. Goldschmidt*	Director
Neil E. Goldschmidt

/s/ Gerald Bidwell*	Director
Gerald Bidwell

/s/ Bruce Madding*	Director
Bruce Madding

/s/ Lawton Nease*	Director
Lawton Nease

/s/ Wayne Pierson†	Director
Wayne Pierson

*By:	/s/ David Lees
David Lees
Attorney-In-Fact*
May 22, 2013

*Powers of Attorney for Peter W. Mullin, Neil E. Goldschmidt, Gerald Bidwell, Bruce Madding and Lawton Nease are incorporated by reference to PEA No. 19 to the Registration Statement filed on February 26, 2010.

† Power of Attorney for Wayne Pierson is incorporated by reference to PEA No. 25 to the Registration Statement filed on April 25, 2013.

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase